Financial instruments and risk management	9 Months Ended
Sep. 30, 2022
Financial Instruments And Risk Management
Financial instruments and risk management

11.	Financial instruments and risk management

The Group’s operations expose it to various financial risks that include credit risk, liquidity risk and market risk. The Group has a risk management framework in place which seeks to limit the impact of these risks on the financial performance of the Group. It is the policy of the Group to manage these risks in a non-speculative manner.

These unaudited condensed consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements and should be read in conjunction with the 2021 Form 20-F. There have been no changes in the Group’s risk management policies in the period.

Accounting classifications and fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Company recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers between fair value levels during the period.

As at September 30, 2022, the tradeable warrants are measured at fair value using Level 1 inputs. The fair value of the tradeable warrants is measured based on quoted market prices at each reporting date. Until the Group disposed of all its positions, the short-term investments were previously measured at fair value using Level 1 inputs. See notes 7 and 10 for the fair value analysis.

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2022
Cash and cash equivalents	3,610	—	3,610	—	—	—	—
Other receivables*	394	—	394	—	—	—	—
Trade payables	—	(1,865)	(1,865)	—	—	—	—
Tradeable warrants	—	(9,736)	(9,736)	(9,736)	—	—	(9,736)
Other payables**	—	(1,592)	(1,592)	—	—	—	—
	4,004	(13,193)	(9,189)	(9,736)	—	—	(9,736)

	Carrying value			Fair value
	Cash and receivables	Liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
	€’000	€’000	€’000	€’000	€’000	€’000	€’000
2021
Cash and cash equivalents	7,681	—	7,681	—	—	—	—
Financial assets at FVTPL	27,453	—	27,453	27,453			27,453
Other receivables*	333	—	333	—	—	—	—
Trade payables	—	(1,029)	(1,029)	—	—	—	—
Tradeable warrants	—	(15,271)	(15,271)	(15,271)	—	—	(15,271)
Other payables**	—	(1,687)	(1,687)	—	—	—	—
	35,467	(17,987)	17,480	12,182	—	—	12,182

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

Cash and cash equivalents including the short-term bank deposits

For cash and cash equivalents, all of which have a maturity of less than three months, the carrying value is deemed to reflect a reasonable approximation of fair value.

Other receivables and payables

For the receivables and payables with a remaining term of less than one year or on demand balances, the carrying amount less impairment allowances, where appropriate, is a reasonable approximation of fair value.

Financial assets at FVTPL

Financial assets at FVTPL are remeasured to fair value at each reporting date. At September 30, 2022, all financial assets at FVTPL had be disposed of.

Foreign exchange risk

The Group uses the Euro as its functional currency. Foreign exchange rate risk is the risk that the fair value of Group assets or liabilities, or future expected cash flows will fluctuate because of changes in foreign currency exchange rates. While the Company’s shares are listed in US dollars, the currency of the primary operating environment of the Group is the Euro, and its exposure to the risk of changes in foreign currency would arise primarily when revenue or expense is denominated in a currency other than the Euro. The Company currently has no operations outside of the Eurozone, so the effect of the translation of foreign operations is not significant to the Group. At September 30, 2022 and December 31, 2021, the Company has USD and EUR cash balances of approximately $2.1 million and $22.9 million, respectively, and €1.1 million and €14.8 million, respectively. The following significant exchange rates have been applied during the period.

	Average rate		Period-end spot rate
	2022	2021	2022	2021
Euro
AUD	1.5052	1.5767	1.50760	1.5615
USD	1.0650	0.8356	0.97480	1.1326